Inventories (Tables)	12 Months Ended
Aug. 31, 2022
Classes of current inventories [abstract]
Inventories

	2022 $	2021 $
Wireless devices and accessories	52	33
DTH subscriber equipment	40	23
Other – built to suit	–	7

	92	63